Trade, Other Receivables and Other assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of trade and other receivables [line items]
Trade and other receivables overdue	€ 0
Impairment loss	0
Increase in prepaid expenses	300,000
Prepaid Expenses subject to capitalization	200,000
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Grant Receivables Due To Related Parties	€ 1,400,000